RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Derivatives in Cash Flow Hedging Relationships (Details) - CAD	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Components of OCI related to derivatives
Components of fair value hedge ineffectiveness, amounts excluded from assessment of hedge effectiveness, amount	CAD 0	CAD 0
Cash Flow Hedges
Components of OCI related to derivatives
Change in fair value of derivative instruments recognized in OCI (effective portion)	3,000,000	44,000,000	CAD (92,000,000)
Reclassification of gains/(losses) on derivative instruments from AOCI to Net Income (effective portion)	(3,000,000)	71,000,000	144,000,000
Cash Flow Hedges | Commodities | Power
Components of OCI related to derivatives
Change in fair value of derivative instruments recognized in OCI (effective portion)	(1,000,000)	39,000,000	(92,000,000)
Reclassification of gains/(losses) on derivative instruments from AOCI to Net Income (effective portion)	(20,000,000)	57,000,000	128,000,000
Cash Flow Hedges | Interest rate
Components of OCI related to derivatives
Change in fair value of derivative instruments recognized in OCI (effective portion)	4,000,000	5,000,000	0
Reclassification of gains/(losses) on derivative instruments from AOCI to Net Income (effective portion)	CAD 17,000,000	CAD 14,000,000	CAD 16,000,000